CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 293,489	$ 535,976
Restricted cash, current	1,936	21
Short-term investments (including short-term investments measured at fair value of $209,035 and $872,158 as of December 31, 2024 and 2025, respectively)	872,158	209,035
Accounts receivable, net	23,644	28,555
Amounts due from related parties, current	$ 11,338	$ 8,322
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other current assets	$ 48,074	$ 52,713
Total current assets	1,250,639	834,622
Non-current assets:
Restricted cash, non-current	288	175
Property, equipment and software, net	60,467	17,241
Operating lease right-of-use assets	14,811	13,342
Long-term investments (including long-term investments measured at fair value of $93,449 and $129,876 as of December 31, 2024 and 2025, respectively)	454,942	130,799
Prepayment for long-term investments	25,000	52,823
Other non-current assets	6,690	1,819
Total non-current assets	562,198	216,199
Total assets	1,812,837	1,050,821
Current liabilities:
Accounts payable and other current liabilities	85,261	66,548
Operating lease liabilities, current	4,792	3,438
Amounts due to related parties, current	$ 1,422	$ 900
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 91,475	$ 70,886
Operating lease liabilities, non-current	10,375	9,835
Other non-current liabilities	1,988	1,389
Total liabilities	103,838	82,110
Pony AI Inc. shareholders' equity:
Additional paid-in capital	3,078,559	2,228,444
Special reserve	355	220
Accumulated deficit	(1,421,955)	(1,287,851)
Accumulated other comprehensive income (loss)	(4,899)	10,134
Total Pony AI Inc. shareholders' equity	1,652,277	951,122
Non-controlling interests	56,722	17,589
Total shareholders' equity	1,708,999	968,711
Total liabilities and shareholders' equity	1,812,837	1,050,821
Commitments and contingencies (See note 10)
Class A ordinary shares
Pony AI Inc. shareholders' equity:
Ordinary shares	182	140
Class B ordinary shares
Pony AI Inc. shareholders' equity:
Ordinary shares	$ 35	$ 35